Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Options outstanding, beginning	31,703,385	21,593,385
Options granted	2,700,000	10,110,000
Options exercised	0	0
Options forfeited or expired	(100,000)	0
Options outstanding, ending	34,303,385	31,703,385
Options exercisable	33,928,385
Weighted average exercise price, outstanding, beginning	$ 0.29	$ 0.31
Weighted average exercise price, granted	0.15	0.25
Weighted average exercise price, exercised		0.00
Weighted average exercise price, forfeited or expired	0.11	0.00
Weighted average exercise price, outstanding, ending	0.28	$ 0.29
Weighted average exercise price, exercisable	$ 0.29